Share-based compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation [Text Block]

25. Share-based compensation

(a) Cash-settled share-based compensation:

Hudbay has three cash-settled share-based compensation plans, as described below.

Deferred Share Units (DSU)

At December 31, 2022, the carrying amount and the intrinsic value of the outstanding liability related to the DSU plan was $6,872 (December 31, 2021 - $8,107) (note 20). The following table outlines information related to DSUs granted, expenses recognized and payments made during the year.

	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Granted during the year:
Number of units	238,627	173,929
Weighted average price (C$/unit)	$6.45	$8.85
Expenses recognized during the year[1] (notes 6d)	$849	$1,459
Payments made during the year (note 20)	$-	$2,053

[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated income statements.

Restricted Share Units (RSU)

RSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of the Company, the cash equivalent based on the market price of the common shares as of the vesting date. RSUs may also be granted under Hudbay's Share Unit Plan, however; the RSUs granted under the Share Unit Plan may only be settled in cash. Hudbay has historically settled all RSUs in cash. The Company has determined that the appropriate accounting treatment is to classify the RSUs as cash settled transactions.

At December 31, 2022, the carrying amount of the outstanding liability related to the RSU plan was $6,855 (December 31, 2021 - $10,889) (note 20). The following table outlines information related to RSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Number of units, beginning of year	2,484,860	2,940.337
Number of units granted during the year	701,050	515,727
Credits for dividends	6,203	6,949
Number of units forfeited during the year	(180,324)	(133,804)
Number of units vested	(928,799)	(844,349)
Number of units, end of year [1]	2,082,990	2,484,860
Weighted average price - granted (C$/unit)	$9.64	$10.42
Expenses recognized during the year[2] (note 6d)	$2,076	$5,385
Payments made during the year (note 20)	$6,232	$6,143

[1] Includes 778,224 units that have vested as of December 31, 2021; however, are unreleased and unpaid as of December 31, 2021.

[2] This net expense reflects recognition of RSU expense over the service period, as well as mark-to-market adjustments, and is presented mainly within cost of sales and selling and administrative expenses. Certain amounts related to the Arizona segment are capitalized.

Performance Share Units (PSU)

PSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of the Company, the cash equivalent based on the market price of the common shares as of the vesting date. Hudbay has historically settled similar share-based compensation units in cash. The Company has determined that the appropriate accounting treatment is to classify the PSUs as cash settled transactions. The PSUs contain a performance based multiplier element which will be computed upon vesting.

At December 31, 2022, the carrying amount of the outstanding liability related to PSU plan was $2,989 (December 31, 2021 - $5,402) (note 20). The following table outlines information related to PSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Number of units, beginning of year	1,506,231	1,095,615
Number of units granted during the year	423,322	406,656
Credits for dividends	4,598	3,960
Number of units forfeited during the year	(285,782)	-
Number of units vested	(275,306)	-
Number of units, end of year	1,373,063	1,506,231
Weighted average price - granted (C$/unit)	$9.82	$10.42
(Recovery) expense recognized during the year (note 6d)	$(1,011)	$3,382
Payments made during the year (note 20)	$1,115	$-

(b) Equity-settled share-based compensation - stock options:

The Company's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan"). Under the amended Plan, the Company may grant to employees, officers, directors or consultants of the Company or its affiliates options to purchase up to a maximum of 13 million common shares of Hudbay. The Company has determined that the appropriate accounting treatment is to classify the stock options as equity settled transactions.

During the year ended December 31, 2022, the Company granted 602,614 stock options (year ended December 31, 2021 - 509,385).

The following table outlines the changes in the number of stock options outstanding:

	Year ended		Year ended
	Dec. 31, 2022		Dec. 31, 2021
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	1,659,288	$5.71	1,563,189	$3.77
Number of units granted during the year	602,614	$9.77	509,385	$10.42
Exercised	(421,545)	$3.80	(326,161)	$3.76
Forfeited	(311,597)	$7.94	(87,125)	$5.79
Balance, end of year	1,528,760	$7.38	1,659,288	$5.71

The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation of these options:

For options granted during the year ended	Dec. 31, 2022	Dec. 31, 2021
Weighted average share price at grant date (CAD)	$9.77	$10.42
Risk-free rate	1.81%	1.02%
Expected dividend yield	0.2%	0.2%
Expected stock price volatility (based on historical volatility)	55.9%	60.5%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$5.45	$6.06

The following table outlines stock options outstanding and exercisable:

Dec. 31, 2022
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	644,983	4.15	$3.76	264,553	$3.76
$3.93 - $9.00	30,283	5.85	$6.92	9,194	$7.04
$9.01 - $9.92	487,005	6.16	$9.92	-	$-
$9.92 - $10.42	366,489	5.15	$10.42	122,628	$10.42

Dec. 31, 2021
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	1,176,399	5.15	$3.78	191,651	$3.79
$10.42 - $10.42	482,889	6.15	$10.42	-	$-

Hudbay estimates expected life of options and expected volatility based on historical data, which may differ from actual outcomes.